SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of financial instruments (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 06, 2023	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ARO liabilities			$ 1,654,968	$ 1,722,926	$ 5,485,915
Common shares issued for services	$ 2,499,000	$ 2,499,000	$ 2,499,000
Period after grant date used to determine fair market values of shares	30 days		30 days
Nonrecurring
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ARO liabilities			$ 1,569,166		5,485,915
Stock-based compensation			$ 2,499,000
Period after grant date used to determine fair market values of shares			30 days
Nonrecurring | Level 3
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ARO liabilities			$ 1,569,166		$ 5,485,915
Stock-based compensation			$ 2,499,000